Label	Element	Value
Armor US Equity Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARMOR US EQUITY INDEX ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE LISTED FUNDS TRUST

armor us equity index etf

(NYSE Arca Ticker: ARMR)

Supplement dated December 23, 2020 to the currently effective

Summary Prospectus and Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Armor US Equity Index ETF (the "Fund") and should be read in conjunction with those documents.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Armor US Equity Index (the "Index"), an index provided by Armor Index, Inc. (the "Index Provider"). Effective January 4, 2021, the Index Provider will revise the methodology for the Index to change the frequency of reconstitution and rebalancing from monthly to daily. In addition, the revised methodology will provide that the Index may be allocated to cash if no U.S. Treasury ETFs are selected for inclusion in the Index pursuant to the Index Provider's rules-based process, as described below. Finally, the revised methodology will provide for market capitalization weighting of Index components.

As a result of these changes, effective January 4, 2021, the following replaces the disclosure under "Principal Investment Strategies" in its entirety:

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to provide exposure to the sectors of the U.S. equity markets that Armor Index, Inc., the Fund's index provider (the "Index Provider"), believes are most likely to generate positive returns while managing downside risk, as evaluated on a daily basis. The Index generally is comprised of one or more exchange-traded funds ("ETFs"), each of which is designed to track the performance of common stocks included in the following sectors of the U.S. equity market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. Because the Index is comprised of securities issued by other investment companies, the Fund operates in a manner that is commonly referred to as a "fund of funds," meaning that it invests its assets in shares of ETFs included in the Index. The ETFs in which the Fund invests may invest in the securities of companies of any market capitalization.

The Index Provider determines whether a particular sector will be represented in the Index on a given day using a rules-based process that compares the sector's daily closing price (as represented by the daily closing price of the ETF chosen by the Index Provider to represent the sector) to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF's daily closing price is greater than the market performance indicator, the ETF is included, and the sector is thus represented, in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included, and the sector is not represented, in the Index.

If, after comparing each sector's market performance indicator with its daily closing price, the rules-based process determines that no sector should be included in the Index, the methodology considers the inclusion in the Index of an ETF or ETFs that primarily invest in U.S. Treasury obligations ("U.S. Treasury ETFs"). The Index Provider determines whether a particular U.S. Treasury ETF will be included in the Index using a rules-based process that compares the U.S. Treasury ETF's daily closing price to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF's daily closing price is greater than the market performance indicator, the ETF is included in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included in the Index. If the rules-based process results in no U.S. Treasury ETFs being selected for inclusion in the Index, the Index will be assigned a cash allocation.

The Index is reconstituted and rebalanced on a daily basis and components are market capitalization weighted. As of December 22, 2020, the Index comprised 11 components.

The Fund uses a passive investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC, the Fund's investment adviser (the "Adviser"), generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the Index. Although the Fund generally expects to replicate the Index by investing in the ETFs included in the Index, the Fund also may seek to obtain exposure to a particular sector by investing directly in equity securities that provide such exposure.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Index's daily reconstitution, the industries in which the Fund may concentrate and the sectors to which the Fund may have significant exposure are subject to change.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Refinitiv US LLC ("Refinitiv"), which is not affiliated with the Fund, the Adviser, or the Index Provider.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to provide exposure to the sectors of the U.S. equity markets that Armor Index, Inc., the Fund's index provider (the "Index Provider"), believes are most likely to generate positive returns while managing downside risk, as evaluated on a daily basis. The Index generally is comprised of one or more exchange-traded funds ("ETFs"), each of which is designed to track the performance of common stocks included in the following sectors of the U.S. equity market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. Because the Index is comprised of securities issued by other investment companies, the Fund operates in a manner that is commonly referred to as a "fund of funds," meaning that it invests its assets in shares of ETFs included in the Index. The ETFs in which the Fund invests may invest in the securities of companies of any market capitalization.

The Index Provider determines whether a particular sector will be represented in the Index on a given day using a rules-based process that compares the sector's daily closing price (as represented by the daily closing price of the ETF chosen by the Index Provider to represent the sector) to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF's daily closing price is greater than the market performance indicator, the ETF is included, and the sector is thus represented, in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included, and the sector is not represented, in the Index.

If, after comparing each sector's market performance indicator with its daily closing price, the rules-based process determines that no sector should be included in the Index, the methodology considers the inclusion in the Index of an ETF or ETFs that primarily invest in U.S. Treasury obligations ("U.S. Treasury ETFs"). The Index Provider determines whether a particular U.S. Treasury ETF will be included in the Index using a rules-based process that compares the U.S. Treasury ETF's daily closing price to an indicator of market performance calculated by the Index Provider using a proprietary methodology. If the ETF's daily closing price is greater than the market performance indicator, the ETF is included in the Index. If the closing price is equal to or less than the market performance indicator, then the ETF is not included in the Index. If the rules-based process results in no U.S. Treasury ETFs being selected for inclusion in the Index, the Index will be assigned a cash allocation.

The Index is reconstituted and rebalanced on a daily basis and components are market capitalization weighted. As of December 22, 2020, the Index comprised 11 components.

The Fund uses a passive investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC, the Fund's investment adviser (the "Adviser"), generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the Index. Although the Fund generally expects to replicate the Index by investing in the ETFs included in the Index, the Fund also may seek to obtain exposure to a particular sector by investing directly in equity securities that provide such exposure.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Index's daily reconstitution, the industries in which the Fund may concentrate and the sectors to which the Fund may have significant exposure are subject to change.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Refinitiv US LLC ("Refinitiv"), which is not affiliated with the Fund, the Adviser, or the Index Provider.

Supplement Closing [Text Block]	ck0001547950_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.